Financial instruments	12 Months Ended
Dec. 31, 2017
Financial instruments [Abstract]
Financial instruments
31.	Financial instruments

Financial instruments currently used by the Company are investments, contracts with customers, agreements to sell carbon credits, loans, financing, debentures and agreements for purchase Company shares.

These instruments are managed through operating strategies, considering liquidity, profitability and risk minimization. The Company did not have derivative financial instruments during 2017, 2016 and 2015.

Financial instruments of the Company are subject to the following risk factors:

i)	Credit risk

The Company minimizes its exposure to credit risks associated with cash and cash equivalents and marketable securities by maintaining its investments in first-tier financial institutions and in short-term securities.

The carrying amount of the financial assets represent the maximum exposure of the credit. The maximum exposure of the credit risk at the date of the financial statements is:

	Note	2017	2016
Financial assets
Cash and cash equivalents	4	84,687	31,083
Marketable securities	-	42	14
Trade accounts receivable	5	778,106	722,493
Receivables from related parties	8	14,518	9,752

The maximum exposure of the credit risk for trade accounts receivable segregated by the counterparty is as follows:

	2017	2016	2015
Public	658,057	648,718	473,658
Private	120,049	73,775	58,156

The maximum exposure of the credit risk for trade accounts receivable per risk concentration is as follows:

	2017	%	2016	%	2015	%
Largest debtor	162,623	21%	96,153	15%	110,594	22%
10 largest debtors	533,335	69%	433,605	68%	345,391	69%
20 largest debtors	627,036	81%	512,394	81%	409,973	81%
50 largest debtors	704,481	91%	578,639	91%	460,816	91%

Trade accounts receivable

Credit risk arises from the possibility of the Company’s incurring in losses resulting from the difficulty in receiving amounts billed to its customers.

Customer credit risk is managed by each business unit, subject to the procedures, policies and controls established by the Company in relation to this risk. Invoices are issued only after formal approval is given by the customer.

Management monitors the risk involved and adopts necessary measures and procedures, in addition to recording an allowance for doubtful accounts as appropriate.

ii)	Interest rate risk

Such risk arises from the Company’s exposure to fluctuations in interest rates on its financial assets and liabilities. In order to mitigate this risk, the Company seeks to raise funds subject to fixed or floating rates.

The Company is exposed to risks of interest rate fluctuations on its investments, accounts payable for acquisition of investments, loans and financing and debentures.

The Company conducted sensitivity analyses of the interest rate risks to which its financial instruments are exposed. For the analysis of sensitivity to changes in interest rates, management adopted as probable scenario the future interest rates according to quotations obtained from BM&FBOVESPA of 9.94% for CDI and to 7% for TJLP. Scenarios II and III were estimated with an increase of 25% and 50%, respectively, whereas scenarios IV and V estimate an additional decrease of 25% and 50%, respectively, of the rates in the probable scenario.

The following table shows the possible impacts on profit or loss in each scenarios for 2017:

			Scenarios
	Exposure	Risk	I - Probable	II 25%	III 50%	IV -25%	V -50%
1 - Financial liabilities
Loans and financing
Working capital	(360,330)	CDI variation	(35,817)	(8,954)	(17,909)	8,954	17,909
Finame	(6,282)	TJLP variation	(448)	(112)	(224)	112	224
Leasing	(18,902)	CDI variation	(1,879)	(470)	(940)	470	940

Debentures	(1,068,979)	CDI variation	(106,257)	(26,564)	(53,129)	26,564	53,129
Net financial liabilities			(144,401)	(36,100)	(72,202)	36,100	72,202

iii)	Liquidity risk

This is the risk that the Company may have insufficient funds to meet its financial commitments and financial liabilities (which are settled in cash or by means of other financial assets), due to the mismatch of terms or volume of expected receipts and payments. In order to manage cash liquidity, assumptions are established regarding future payables or receivables, and are daily monitored by the Treasury department. The Company’s objectives of managing cash follow these priorities:

(i)	preserving the value of invested capital;
(ii)	keeping a liquidity level appropriate to the commitments assumed; and
(iii)	obtaining an appropriate return of the investment portfolio.

The Company’s exposure to liquidity risk is as follows:

	2017				2016
	Up to 12 months	1 - 2 years	2 - 5 years	> 5 years	Up to 12 months	1 - 2 years	2 - 5 years	> 5 years
Financial liabilities
Loans and financing	14,139	1,709	100,841	268,825	16,732	9,277	688	-
Debentures	-	-	267,245	801,734	1,665,629	-	-	-
Trade accounts payable	128,113	-	-	-	108,435	-	-	-
Labor payable	108,191	-	-	-	106,908	-	-	-
Tax liabilities	167,040	178,570	26,684	190,581	294,333	236,096	-	-
Accounts payable for acquisition of investment	-	-	-	-	4,856	4,856	-	-
Put option on the Company’s shares	37,884	-	-	-	-	-	-	-
Accounts payable for land acquisition	8,965	10,412	-	-	9,112	7,643	-	-
Total	464,332	190,691	394,770	1,261,140	2,206,005	257,872	688	-

iv)	Fair value

Fair value estimates were determined using available market information and adequate valuation methodologies. However, considerable judgment is necessary to analyze market information and estimate fair value. Accordingly, the estimates presented herein are not necessarily indications of amounts the Company could realize assets or settle liabilities in the current market. The use of different market assumptions and/or estimate methodologies may lead to significant effects in estimated fair values.

The fair value of trade accounts receivable and related-party payables/receivables approximates their carrying amounts mostly due to their short-term maturity.

The carrying amounts and fair values of the Company’s main financial instruments (and other assets and liabilities accounted for at fair value or for which fair value is disclosed) at December 31, 2017 and 2016 are as follows:

			2017		2016
	Category		Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	Fair value through profit or loss	Level 1	84,687	84,687	31,083	31,083
Marketable securities	Fair value through profit or loss	Level 2	42	42	14	14
Trade accounts receivable	Loans and receivables	Level 2	778,106	778,106	722,493	722,493
Receivables from related parties	Loans and receivables	Level 2	14,518	14,518	9,752	9,752
			877,353	877,353	763,342	763,342
Financial liabilities
Loans and financing	Loans and financing	Level 2	385,514	385,514	26,697	26,697
Trade accounts payable	Loans and financing	Level 2	128,113	128,113	108,435	108,435
Debentures	Loans and financing	Level 2	1,068,979	1,068,979	1,665,629	1,665,629
Loans from related parties	Loans and financing	Level 2	44,904	44,904	2,579	2,579
Accounts payable from investment acquisition	Loans and financing	Level 2	-	-	9,712	9,712
Accounts payable from land and others asset acquisition	Loans and financing	Level 2	19,377	19,377	16,755	16,755
Put option on the Company’s shares	Fair value through profit or loss	Level 3	37,884	37,884	-	-
Obligations relating to discontinued operations	Loans and financing	Level 2	23,787	23,787	24,220	24,220
			1,708,558	1,708,558	1,854,027	1,854,027